Short-Term Borrowings and Long-Term Debt (Details 3) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Short-term borrowings and long-term debt
2016	¥ 45,485
2017	81,842
2018	66,601
2019	442
2020	15,295
2021 and thereafter	¥ 20,432